Tax on Profit on Ordinary Activities - Rate Reconciliation (Details) - GBP (£) £ in Thousands			12 Months Ended
	Apr. 01, 2017	Mar. 31, 2017	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Profit on ordinary activities before taxation			£ 30,100	£ 24,650	£ 21,700
Profit on ordinary activities at UK statutory rate			5,719	4,684	4,286
Differences in overseas tax rates			(922)	(359)	(219)
Impact of share-based compensation			288	150	56
Utilisation of previously unrecognised tax losses			0	(2)	(2)
Other permanent differences			632	1,030	258
Adjustments related to prior periods			164	(73)	292
Tax on unremitted earnings/witholding tax on dividends			212	185	197
Impact of rate change on deferred tax			0	60	0
Total tax			£ 6,093	£ 5,675	£ 4,868
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Applicable tax rate	19.00%	20.00%	19.00%	19.00%	19.75%
Differences in overseas tax rates			(3.10%)	(1.50%)	(1.00%)
Impact of share-based compensation			1.00%	0.60%	0.20%
Utilisation of previously unrecognised tax losses			0.00%	0.00%	0.00%
Other permanent differences			2.10%	4.20%	1.20%
Adjustments related to prior periods			0.50%	(0.30%)	1.30%
Tax on unremitted earnings/witholding tax on dividends			0.70%	0.80%	0.90%
Impact of rate change on deferred tax			0.00%	0.20%	0.00%
Total			20.20%	23.00%	22.40%